Corporate information (Details) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2017 USD ($)	Jun. 30, 2021 subsidiary	Feb. 01, 2017 subsidiary
Corporate information
Number of Danish subsidiaries		2
License agreement | Biogen
Corporate information
Number of subsidiaries			2
Non-refundable fee | $	$ 1,250